Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Distribution Information	Deal Information

1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2010-4
	Asset Type:	Consumer Retail

2. Factor Summary

3. Interest Summary	Closing Date:	11/12/2010

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2010-4

5. Collateral Summary	Collection Period, Begin:	12/1/2010
	Collection Period, End:	12/31/2010
6. Charge-Off and Delinquency Rates	Determination Date:	1/10/2011
	Distribution Date:	1/18/2011

7. Credit Instruments
ABS Investor Relations - Ally Financial Inc. as Servicer:
8. Performance Tests	Telephone:	(866) 710-4623
	E-Mail:	securitization@ally.com

The Class B Notes and the Class C Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction .. The Class B Notes and the Class C Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture .

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005PAA3	273,000,000.00	196,252,096.39	0.33553	33,856,876.98	62,190.22	33,919,067.20	0.00	0.00	162,395,219.41
A-2	02005PAB1	253,000,000.00	253,000,000.00	0.71	0.00	149,691.67	149,691.67	0.00	0.00	253,000,000.00
A-3	02005PAC9	446,000,000.00	446,000,000.00	0.91	0.00	338,216.67	338,216.67	0.00	0.00	446,000,000.00
A-4	02005PAD7	240,920,000.00	240,920,000.00	1.35	0.00	271,035.00	271,035.00	0.00	0.00	240,920,000.00
B	02005PAE5	35,120,000.00	35,120,000.00	1.96	0.00	57,362.67	57,362.67	0.00	0.00	35,120,000.00
C	02005PAF2	36,420,000.00	36,420,000.00	2.41	0.00	73,143.50	73,143.50	0.00	0.00	36,420,000.00
Deal Totals		1,284,460,000.00	1,207,712,096.39		33,856,876.98	951,639.73	34,808,516.71	0.00	0.00	1,173,855,219.41

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Distribution Factor	Factor	Factor	Shortfall Factor	Factor
A-1	718.87214795	124.01786440	0.22780300	124.24566740	0.00000000	594.85428355
A-2	1,000.00000000	0.00000000	0.59166668	0.59166668	0.00000000	1,000.00000000
A-3	1,000.00000000	0.00000000	0.75833334	0.75833334	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.12500000	1.12500000	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.63333343	1.63333343	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.00833333	2.00833333	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

Beginning Aggregate Note Pool Factor:	940.24889556	*
Ending Aggregate Note Pool Factor:	913.89005451

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000
*Changed from 948.53010976 as reported on the November 2010 Statement to Securityholder to show correct Note Pool Factor.

3. Interest Summary

Class	Accrual	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
	Methodology	Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	196,252,096.39	0.33553	62,190.22	62,190.22	0.00	0.00
A-2	30/360	253,000,000.00	0.71	149,691.67	149,691.67	0.00	0.00
A-3	30/360	446,000,000.00	0.91	338,216.67	338,216.67	0.00	0.00
A-4	30/360	240,920,000.00	1.35	271,035.00	271,035.00	0.00	0.00
Class A Totals		1,136,172,096.39		821,133.56	821,133.56	0.00	0.00

B	30/360	35,120,000.00	1.96	57,362.67	57,362.67	0.00	0.00
C	30/360	36,420,000.00	2.41	73,143.50	73,143.50	0.00	0.00
Deal Totals		1,207,712,096.39		951,639.73	951,639.73	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

4. Collections and Distributions

Collections
Receipts During the Period	36,765,922.00
Administrative Purchase Payments	223,820.23
Warranty Payments	0.00
Liquidation Proceeds (Recoveries)	99,467.60
Other Fees or Expenses Paid	0.00
Total Collections	37,089,209.83

Beginning Reserve Account Balance	13,007,279.09
Total Available Amount	50,096,488.92

Distributions
Total Available Amount	50,096,488.92
Basic Servicing Fee	1,090,245.35
Aggregate Class A Interest Distributable Amount	821,133.56
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	57,362.67
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	73,143.50
Third Priority Principal Distributable Amount	4,590,499.03
Reserve Account Deposit	13,007,279.09
Noteholders' Regular Principal Distributable Amount	29,266,377.95
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	1,190,447.77

Other Fees or Expenses Accrued	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

5. Collateral Summary
A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	53,292	51,960	51,423
Deal Totals	Aggregate Receivables Principal Balance	1,300,727,908.88	1,233,779,586.18	1,203,121,597.36
	Aggregate Amount Financed	1,380,975,784.85	1,308,294,424.40	1,274,796,035.69

There have been no receivables with respect to which material breaches of pool asset representations or warranties on transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending	Inception	Beginning	Ending	Inception	Beginning	Ending
	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon	Average Coupon	Average	Average	Average	Average Life	Average Life	Average Life
				Original	Original	Original
				Maturity	Maturity	Maturity
Deal Totals	3.45000000	3.42619905	3.41996073	64.17	64.17	64.18	59.96	58.03	57.06

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.06%	0.99%	0.86%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	1,291,545,230.05	52,126.08	0.0040%	51,423	16	0.0311%
Preceding	1,326,095,678.40	21,259.81	0.0016%	51,960	5	0.0096%
Next Preceding	1,362,436,358.63	N/A	0.0000%	52,567	0	0.0000%
Three Month Average			0.0019%			0.0136%

Statement to Securityholder

Ally Auto Receivables Trust 2010-4

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	1,380,975,784.85	73,655.89	0.0053%	31 - 60 days	75	2,180,087.90
The information contained in this report is defined or determined in a manner consistent with the prospectus for Ally Auto Receivables Trust 2010-4 related to delinquencies, charge offs and uncollectible accounts.				61 - 90 days	14	373,105.90
				> 90 days	2	39,527.31

There have been no material changes in determining delinquencies, charge-offs and uncollectible amounts.

	Bankruptcies	Total Accounts	Total Balance
	Prior Period[1]	40	880,119.09
	Current Period	17	432,787.29
1. Prior Period Bankruptcies reflect currently active accounts.	Inventory Charged Off[2]	0	0.00
2. Bankruptcy Inventory Charged Off includes both bankruptcies returned to active status and charge offs on prior period BK's	Ending Inventory	57	1,312,906.38

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash
				Draws	Releases		Reserve Amount
Cash Reserve	13,007,279.09	13,007,279.09	0.00	0.00	0.00	13,007,279.09	13,007,279.09

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	Yes
Initial Overcollateralization	16,267,908.88
Current Overcollateralization	29,266,377.95
Overcollateralization Target	29,266,377.95

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2010-4. This Servicer Certificate should not be relied upon with respect to any other security . The information contained herein is only an indication of past performance and does not predict how AART 2010-4 will perform in the future.